Patrick F. Quan

Secretary

The Growth Fund of America

Steuart Tower

1 Market Street, Suite 2000

San Francisco, California 94105

Mailing address:

P.O. Box 7650

San Francisco, California 94120-7650

(415) 393-7110 Tel

pfq@capgroup.com

November 5, 2013

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Growth Fund of America
File Nos. 811-00862 and 002-14728

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on October 31, 2013 of Registrant's Post-Effective Amendment No. 94 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan